                                                              File No. 333-52491
                                                              File No. 811-08799
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
                     Post-Effective Amendment No.    1                       [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
                     Post-Effective Amendment No.    2                       [X]
                                                 ----------

                        (Check appropriate box or boxes)

                         SBL VARIABLE ANNUITY ACCOUNT X
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

                 700 Harrison Street, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 431-3000

                                                               Copies to:

Amy J. Lee                                               Jeffrey S. Puretz, Esq.
Associate General Counsel and Vice President             Dechert Price & Rhoads
Security Benefit Group, Inc.                             1500 K Street, N.W.
700 Harrison Street, Topeka, KS 66636-0001               Washington, DC 20005
(Name and address of Agent for Service)

It is proposed that this filing will become effective:

[_]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on April 30, 1999, pursuant to paragraph (b) of Rule 485
[_]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]   on May 1, 1999, pursuant to paragraph (a)(1) of Rule 485
[_]   75 days after filing pursuant to paragraph (a)(2) of Rule 485
[_]   on May 1, 1999, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in a separate account under individual and group flexible premium deferred variable annuity contracts.

                              PCG VARIABLE ANNUITY

                 INDIVIDUAL AND GROUP FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY:
                    SECURITY BENEFIT LIFE INSURANCE COMPANY
                             700 SW HARRISON STREET
                           TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                    SECURITY BENEFIT LIFE INSURANCE COMPANY
                             700 SW HARRISON STREET
                           TOPEKA, KANSAS 66636-0001
--------------------------------------------------------------------------------

   This Prospectus describes the PCG Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company ("Security Benefit"). The Contract is available for individuals as a non-tax qualified retirement plan or in connection with an individual retirement annuity ("IRA") under Section 408 of the Internal Revenue Code. The Contract is also available for groups in connection with a retirement plan qualified under Section 401, 403(b), or 457 of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

   During the Accumulation Period, the Contract provides for the accumulation of your Contract Value on a variable basis. The Contract also provides several options for annuity payments on a variable basis beginning on the Annuity Start Date. The minimum initial purchase payment is $100,000. Purchase payments may be allocated at your discretion to one or more of the Subaccounts that comprise a separate account of Security Benefit called the Variable Annuity Account X (the "Separate Account"). Each Subaccount of the Separate Account invests in a corresponding portfolio ("Series") of the Advisor's Fund (the "Mutual Fund"), which currently consists of four Series: (1) PCG Aggressive Growth Series, (2) PCG Growth Series, (3) SIM Growth Series, and (4) SIM Conservative Growth Series.

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

   You may return a Contract according to the terms of its Free-Look Right. See "Free-Look Right," page 11.

   This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 1999, which has been filed with the Securities and Exchange Commission contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing Security Benefit at 700 Harrison Street, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 25 of this Prospectus.


   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.


--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE ADVISOR'S FUND. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 1999
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


                                                                            Page

DEFINITIONS...............................................................    4

SUMMARY...................................................................    4
  PURPOSE OF THE CONTRACT.................................................    4
  THE SEPARATE ACCOUNT AND THE MUTUAL FUND................................    5
  PURCHASE PAYMENTS.......................................................    5
  CONTRACT BENEFITS.......................................................    5
  FREE-LOOK RIGHT.........................................................    5
  CHARGES AND DEDUCTIONS..................................................    5
    Mortality and Expense Risk Charge.....................................    5
    Premium Tax Charge....................................................    5
    Other Expenses........................................................    5
  CONTACTING SECURITY BENEFIT.............................................    5

EXPENSE TABLE.............................................................    5
  CONTRACTUAL EXPENSES....................................................    6
  ANNUAL SEPARATE ACCOUNT EXPENSES........................................    6
  ANNUAL MUTUAL FUND EXPENSES.............................................    6
  EXAMPLES................................................................    6


INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND SBL FUND....    6

  SECURITY BENEFIT LIFE INSURANCE COMPANY.................................    6
  YEAR 2000 COMPLIANCE....................................................    7
  PUBLISHED RATINGS.......................................................    7
  SEPARATE ACCOUNT........................................................    7
  ADVISOR'S FUND..........................................................    8
    PCG Aggressive Growth Series..........................................    8
    PCG Growth Series.....................................................    8
    SIM Growth Series.....................................................    8
    SIM Conservative Growth Series........................................    8
    The Investment Adviser................................................    8

THE CONTRACT..............................................................    8
  GENERAL.................................................................    8
  APPLICATION FOR A CONTRACT..............................................    9
  PURCHASE PAYMENTS.......................................................    9
  ALLOCATION OF PURCHASE PAYMENTS.........................................    9
  TRANSFERS OF CONTRACT VALUE.............................................   10
  CONTRACT VALUE..........................................................   10
  DETERMINATION OF CONTRACT VALUE.........................................   10
  FULL AND PARTIAL WITHDRAWALS............................................   10
  SYSTEMATIC WITHDRAWALS..................................................   11
  FREE-LOOK RIGHT.........................................................   11
  DEATH BENEFIT...........................................................   11
  DISTRIBUTION REQUIREMENTS...............................................   12
  DEATH OF THE ANNUITANT..................................................   12

CHARGES AND DEDUCTIONS....................................................   12
  MORTALITY AND EXPENSE RISK CHARGE.......................................   12
  PREMIUM TAX CHARGE......................................................   13
  OTHER CHARGES...........................................................   13
  GUARANTEE OF CERTAIN CHARGES............................................   13
  MUTUAL FUND EXPENSES....................................................   13

ANNUITY PERIOD............................................................   13
  GENERAL.................................................................   13
  ANNUITY OPTIONS.........................................................   14
    Option 1--Life Income with Guaranteed Payment of 25 Years.............   14
    Option 2--Payments for a Specified Period.............................   14
    Option 3--Payments of a Specified Amount..............................   14
    Option 4--Age Recalculation...........................................   14
    Value of Variable Annuity Payments: Assumed Interest Rate.............   14
  SELECTION OF AN OPTION..................................................   14

MORE ABOUT THE CONTRACT...................................................   14
  OWNERSHIP...............................................................   14
    Joint Owners..........................................................   14
  DESIGNATION AND CHANGE OF BENEFICIARY...................................   14
  PARTICIPATING...........................................................   15
  PAYMENTS FROM THE SEPARATE ACCOUNT......................................   15
  PROOF OF AGE AND SURVIVAL...............................................   15
  MISSTATEMENTS...........................................................   15
  RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS........................   15

FEDERAL TAX MATTERS.......................................................   16
  INTRODUCTION............................................................   16
  TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT.................   16
    General...............................................................   16
    Charge for Security Benefit Taxes.....................................   16
    Diversification Standards.............................................   16
  INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS............   17
    Surrenders or Withdrawals Prior to the Annuity Start Date.............   17
    Surrenders or Withdrawals on or after Annuity Start Date..............   17
    Penalty Tax on Certain Surrenders and Withdrawals.....................   18
  ADDITIONAL CONSIDERATIONS...............................................   18
    Distribution-at-Death Rules...........................................   18
    Gift of Annuity Contracts.............................................   18
    Contracts Owned by Non-Natural Persons................................   18
    Multiple Contract Rule................................................   18
    Possible Tax Changes..................................................   19
    Transfers, Assignments or Exchanges of a Contract.....................   19
  QUALIFIED PLANS.........................................................   19
    Section 401...........................................................   19
    Section 403(b)........................................................   20
    Section 408...........................................................   21
    Section 457...........................................................   21
    Rollovers.............................................................   21
    Tax Penalties.........................................................   22
    Withholding...........................................................   22

OTHER INFORMATION.........................................................   22

  VOTING OF SBL FUND SHARES...............................................   22

  SUBSTITUTION OF INVESTMENTS.............................................   23
  CHANGES TO COMPLY WITH LAW AND AMENDMENTS...............................   23
  REPORTS TO OWNERS.......................................................   23
  TELEPHONE TRANSFER PRIVILEGES...........................................   24
  LEGAL PROCEEDINGS.......................................................   24
  LEGAL MATTERS...........................................................   24

PERFORMANCE INFORMATION...................................................   24

ADDITIONAL INFORMATION....................................................   25
  REGISTRATION STATEMENT..................................................   25
  FINANCIAL STATEMENTS....................................................   25

STATEMENT OF ADDITIONAL INFORMATION.......................................   25

IRA DISCLOSURE STATEMENT


--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:


   ACCUMULATION PERIOD -- The period commencing on the Contract Date and ending on the Annuity Start Date or, if earlier, when you terminate the Contract, either through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ANNUITANT -- The person that you designate to receive annuity payments. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.


   ANNUITY -- A series of periodic income payments made by Security Benefit to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

   ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.


   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.


   ANNUITY START DATE -- The date when annuity payments are to begin.


   CONTRACT DATE -- The date shown as the Contract Date in a Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.


   CONTRACTOWNER OR OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.


   CONTRACT VALUE -- The total value of a Contract which includes all amounts allocated to the Subaccounts.


   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.


   DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint
Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.


   GENERAL ACCOUNT -- All assets of Security Benefit other than those allocated to the Separate Account or to any other separate account of Security Benefit.


   GROUP CONTRACT -- A Contract issued to a group in connection with a Qualified Plan under which record of participants' interests in the Contract is not maintained by Security Benefit.


   HOME OFFICE -- The Annuity Administration Department of Security Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

   MUTUAL FUND -- The Advisor's Fund. The Mutual Fund is a diversified, open-end management investment company commonly referred to as a mutual fund.

   PARTICIPANT -- A Participant under a Qualified Plan.


   PURCHASE PAYMENT -- An amount paid to Security Benefit as consideration for the Contract.


   SEPARATE ACCOUNT -- The Variable Annuity Account X. A separate account of Security Benefit that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Series of the Mutual Fund.

   SUBACCOUNT -- A division of the Separate Account of Security Benefit which invests in a corresponding series of the Mutual Fund.

   VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.


   WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less uncollected premium taxes.


SUMMARY


   This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract ("Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals. The Contract provides for the accumulation of values on a variable basis during the Accumulation Period and provides several options for annuity payments on a variable basis beginning on the Annuity Start Date. During the Accumulation Period, an Owner can pursue various allocation options by allocating purchase payments to the various Subaccounts of the Separate Account. See "The Contract," page 8.

   You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 of the Internal Revenue Code and in group form in connection with a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code. These plans are sometimes referred to in this Prospectus as "Qualified Plans."

THE SEPARATE ACCOUNT AND THE MUTUAL FUND -- The Separate Account is currently divided into four accounts referred to as Subaccounts. See "Separate Account," page 7. Each Subaccount invests exclusively in shares of a corresponding Series of the Mutual Fund. The Series of the Mutual Fund, each of which has a different investment objective or objectives, are as follows: PCG Aggressive Growth Series, PCG Growth Series, SIM Growth Series, and SIM Conservative Growth Series. See "Advisor's Fund," page 8.

   You may allocate all or part of your purchase payments to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of the Mutual Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

PURCHASE   PAYMENTS  --  The  minimum  initial  purchase  payment  is  $100,000.
Thereafter, you may choose the amount and frequency of purchase payments. See "Purchase Payments," page 9.

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts subject to certain restrictions as described in "The Contract," page 8.

   At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value and partial withdrawals, including systematic withdrawals, may be taken from Contract Value. See "Full and Partial Withdrawals," page 10 and "Federal Tax Matters," page 16 for more information about withdrawals, including the 10 percent penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. A death benefit is not available, however, under a Group Contract. See "Death Benefit," page 11 for more information. The Contract provides for several Annuity Options on a variable basis beginning on the Annuity Start Date.

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, Security Benefit will refund to you the Contract Value in the Subaccounts plus any charges deducted from Contract Value in the Subaccounts. Security Benefit will refund purchase payments allocated to the Subaccounts rather than the Contract Value in those states where it is required to do so.

CHARGES AND DEDUCTIONS -- Security Benefit does not deduct sales load from purchase payments before allocating them to the Contract Value. Certain charges will be deducted in connection with the Contract as described below.


   MORTALITY AND EXPENSE RISK CHARGE. Security Benefit deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of .65 percent of each Subaccount's average daily net assets that fund the Individual Contracts and .80 percent of each Subaccount's average daily net assets that fund the Group Contracts. See "Mortality and Expense Risk Charge" on page 12.


   PREMIUM TAX CHARGE. Security Benefit assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on annuitization or upon full withdrawal if a premium tax was incurred by Security Benefit and is not refundable. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by Security Benefit and is not refundable. Security Benefit reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0 percent to 3.5 percent. See "Premium Tax Charge" on page 13.

   OTHER EXPENSES. Security Benefit pays the operating expenses of the Separate Account. Investment advisory fees and operating expenses of the Mutual Fund are paid by the Mutual Fund and are reflected in the net asset value of the Mutual Fund shares. For a description of these charges and expenses, see the Prospectus for the Mutual Fund.

CONTACTING SECURITY BENEFIT -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 431-3112 or 1-800-888-2461, extension 3112.


EXPENSE TABLE


   The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. The table reflects any contractual charges, expenses of the Separate Account, and charges and expenses of the Mutual Fund. The table does not reflect premium taxes that may be imposed by various jurisdictions. See "Premium Tax Charge," page 13.

   For a complete description of a Contract's costs and expenses, see "Charges and Deductions," page 12. For a more complete description of the Mutual Fund's costs and expenses, see the Advisor's Fund Prospectus, which accompanies this Prospectus.


--------------------------------------------------------------------------------
CONTRACTUAL EXPENSES
--------------------------------------------------------------------------------
Sales Load on Purchase Payments.........................................    None
Contingent Deferred Sales Charge........................................    None
Transfer Fee (per transfer).............................................    None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage
of each Subaccount's average daily net assets)
--------------------------------------------------------------------------------
Annual Mortality and Expense Risk Charge
   Individual Contracts..................................................   .65%
   Group Contracts.......................................................   .80%
Total Separate Account Annual Expenses
   Individual Contracts..................................................   .65%
   Group Contracts.......................................................   .80%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL MUTUAL FUND EXPENSES
(as a percentage of each Series' average daily net assets)
--------------------------------------------------------------------------------
                                                                        TOTAL
                                      MANAGEMENT        OTHER        MUTUAL FUND
                                          FEE        EXPENSES(1)      EXPENSES
PCG Aggressive Growth..............      0.75%          0.97%           1.72%
PCG Growth.........................      0.75%          0.97%           1.72%
SIM Growth.........................      0.75%          0.97%           1.72%
SIM Conservative Growth............      0.75%          0.97%           1.72%
--------------------------------------------------------------------------------
1. Other Expenses are based on estimated amounts for the fiscal year ending April 30, 1999.
--------------------------------------------------------------------------------


EXAMPLES -- The examples presented below show the expenses that a Contractowner would pay at the end of one and three years. The information presented applies if, at the end of those time periods, the Contract is (1) surrendered, (2) annuitized, or (3) not surrendered or annuitized. The example shows expenses based upon an allocation of $1,000 to each of the Subaccounts.


   THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE 5 PERCENT RETURN ASSUMED IN THE EXAMPLES IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

INDIVIDUAL CONTRACTS

EXAMPLES -- The Owner of an Individual Contract would pay the expenses shown below on a $1,000 investment, assuming 5 percent annual return on assets:

         --------------------------------------------------------------
                                                     1 YEAR     3 YEARS
         --------------------------------------------------------------
         PCG Aggressive Growth Subaccount.........    $24         $74
         PCG Growth Subaccount....................     24          74
         SIM Growth Subaccount....................     24          74
         SIM Conservative Growth..................     24          74
         --------------------------------------------------------------

GROUP CONTRACTS

EXAMPLES -- The Owner of a Group Contract would pay the expenses shown below on a $1,000 investment, assuming a 5 percent annual return on assets:

         --------------------------------------------------------------
                                                     1 YEAR     3 YEARS
         --------------------------------------------------------------
         PCG Aggressive Growth Subaccount.........    $26         $78
         PCG Growth Subaccount....................     26         $78
         SIM Growth Subaccount....................     26         $78
         SIM Conservative Growth..................     26         $78
         --------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND THE MUTUAL FUND


SECURITY BENEFIT LIFE INSURANCE COMPANY -- Security Benefit is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

   On July 31, 1998, Security Benefit converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Contractowners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from Security Benefit after that date automatically become members in the mutual holding company.

   Security Benefit offers a complete line of life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 1998, The Company had total assets of approximately $7.9 billion. Together with its subsidiaries, The Company has total funds under management of approximately $8.8 billion.


   The Principal Underwriter for the Contracts is Security Distributors, Inc. ("SDI"), 700 SW Harrison Street, Topeka, Kansas 66636-0001. SDI is registered as a broker/dealer with the SEC and is a wholly-owned subsidiary of Security
Benefit Group, Inc., a financial services holding company wholly owned by Security Benefit.


YEAR 2000 COMPLIANCE -- Like other insurance companies, as well as other financial and business organizations around the world, Security Benefit and the Mutual Fund could be adversely affected if the computer systems used by Security Benefit or the Fund's Investment Adviser, and other service providers, in performing their administrative functions do not properly process and calculate date-related information and data before, during and after January 1, 2000. Some computer software and hardware systems currently cannot distinguish between the year 2000 and the year 1900 or some other date because of the way date fields were encoded. This is commonly known as the "Year 2000 Problem." If not addressed, the Year 2000 Problem could impact (i) the administrative services provided by Security Benefit with respect to the Contract and (ii) the management services provided to the Mutual Fund by the Investment Adviser, as well as transfer agency, accounting, custody, distribution and other services provided to the Mutual Fund.

   Security Benefit has adopted a plan to be "Year 2000 Compliant" with respect to both its internally built systems as well as systems provided by external vendors. We consider a system Year 2000 Compliant when it is able to correctly process, provide and/or receive data before, during and after the Year 2000. Security Benefit's overall approach to addressing the Year 2000 issue is as follows: (1) to inventory its internal and external hardware, software, telecommunications and data transmissions to customers and conduct a risk assessment with respect to the impact that a failure on any such system would have on its business operations; (2) to modify or replace its internal systems and obtain vendor certifications of Year 2000 compliance for systems provided by vendors or replace such systems that are not Year 2000 Compliant; and (3) to implement and test its systems for Year 2000 compliance. Security Benefit has completed the inventory of its internal and external systems and have made substantial progress toward completing the modification/replacement of its internal systems as well as toward obtaining Year 2000 Compliant certifications from its external vendors. Overall systems testing commenced in early 1998 and will extend into the first eight months of 1999.

   Although Security Benefit has taken steps to ensure that its systems will function properly before, during and after the Year 2000, its key operating systems and information sources are provided by or through external vendors which creates uncertainty to the extent Security Benefit is relying on the assurance of such vendors as to whether their systems will be Year 2000 Compliant. The costs or consequences of incomplete or untimely resolution of the Year 2000 issue are unknown to Security Benefit at this time but could have a material adverse impact on the operations of the Security Benefit, the separate account and the Mutual Fund.


   The Year 2000 Problem is also expected to impact companies, which may include issuers of portfolio securities held by the Mutual Fund, to varying degrees based upon various factors, including, but not limited to, the company's industry sector and degree of technological sophistication. Security Benefit is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Mutual Fund.


PUBLISHED RATINGS -- Security Benefit may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of Security Benefit and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Security Benefit as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- Security Benefit established the Separate Account under Kansas law on March 23, 1998. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of Security Benefit. K.S.A. 40-436 provides that assets in a separate account attributable to the reserves and other liabilities under the contracts may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contracts so provide. The Contract contains such a provision. Security Benefit owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contracts. Security Benefit may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contracts are general corporate obligations of Security Benefit. Security Benefit may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

   The Separate Account is currently divided into four Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a specific Series of the Mutual Fund. Security Benefit may in the future establish additional Subaccounts of the Separate Account, which may invest in other Series of the Mutual Fund or in other securities, mutual funds, or investment vehicles.


   The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.


ADVISOR'S FUND -- Advisor's Fund (the "Mutual Fund") is a diversified, open-end management investment company of the series type. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Mutual Fund. The Mutual Fund currently has four separate portfolios ("Series"), each of which pursues different investment objectives and policies.


   Shares of the Mutual Fund currently are offered only for purchase by the Separate Account which serves as an investment medium for variable annuity contracts issued by Security Benefit, and in the future may serve as an investment medium for variable life insurance policies and may also be sold to qualified pension and retirement plans. When a mutual fund serves as an investment medium for both variable life insurance policies and variable annuity contracts it is called "mixed funding." Shares of the Mutual Fund may also be sold in the future to separate accounts of other insurance companies, both affiliated and not affiliated with Security Benefit. This is called "shared funding." Security Benefit currently does not foresee any disadvantages to Contractowners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts for which the Mutual Fund serves as an investment medium might at some time be in conflict. However, Security Benefit, the Mutual Fund's Board of Directors, and any other insurance companies that participate in the Mutual Fund in the future are required to monitor events in order to identify any material conflicts that arise from the use of the Mutual Fund for mixed and/or shared funding. The Mutual Fund's Board of Directors are required to determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, Security Benefit might be required to withdraw the investment of one or more of its separate accounts from the Mutual Fund. This might force the Mutual Fund to sell securities at disadvantageous prices.

   A summary of the investment objective of each Series of the Mutual Fund is described below. There can be no assurance that any Series will achieve its objective. More detailed information is contained in the accompanying prospectus of the Mutual Fund, including information on the risks associated with the investments and investment techniques of each Series.

   THE MUTUAL FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

PCG AGGRESSIVE GROWTH SERIES -- The investment objective of the PCG Aggressive Growth Series is capital appreciation through investment in a diversified portfolio of small and medium-size companies.

PCG GROWTH SERIES -- The investment objective of the PCG Growth Series is long-term growth of capital through investment in a diversified portfolio of equity securities.

SIM GROWTH SERIES -- The investment objective of the SIM Growth Series is long-term growth of capital primarily through investment in a portfolio of publicly traded mutual funds.

SIM  CONSERVATIVE  GROWTH  SERIES  --  The  investment   objective  of  the  SIM
Conservative Growth Series is total return, primarily through investment in a portfolio of publicly traded mutual funds.

THE INVESTMENT ADVISER -- Private Consulting Group, Inc. (the "Investment Adviser") located at 4650 SW Macadam, Portland, Oregon 97201 serves as investment adviser to each Series of the Mutual Fund. The Investment Adviser is registered with the SEC as an investment adviser. The Investment Adviser formulates and implements continuing programs for the purchase and sale of securities in compliance with the investment objectives, policies, and restrictions of each Series, and is responsible for the day to day decision to buy and sell securities for each Series except the PCG Aggressive Growth Series. The Investment Adviser has engaged Mench Financial, Inc., 30 West Third Street, Fourth Floor, Cincinnati, Ohio 45202 to provide investment advisory services to the PCG Aggressive Growth Series.

THE CONTRACT


GENERAL -- Security Benefit issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than Security Benefit. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which Security Benefit will pay periodic annuity payments on a variable basis beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated purchase payments.

   Security Benefit also issues the Group Contract offered by this Prospectus. It is identical to the individual form of the Contract in all material respects except the death benefit and annuity option provisions. The Group Contract does not provide a death benefit and makes annuity options available to Participants only upon receipt of certain distributions from the Qualified Plan. The annuity rates available to Participants are guaranteed in the Group Contract. An individual annuity contract will be issued to a Participant who elects to apply a distribution from the Plan to purchase an annuity from Security Benefit.

   The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with individual tax qualified retirement plans that meet the requirements of Section 408 of the Internal Revenue Code and in group form with certain tax qualified retirement plans that meet the requirements of
Section 401, 403(b), or 457 of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 and Keogh plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b) or (4) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security Benefit, as well as any other form or information that Security Benefit may require. Security Benefit reserves the right to reject an application or purchase payment for any reason, subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS -- The minimum initial purchase payment for the purchase of a Contract is $100,000. Thereafter, you may choose the amount and frequency of purchase payments. Cumulative purchase payments exceeding $5 million in an individual contract will not be accepted without prior approval of Security Benefit.

   Security Benefit will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by Security Benefit; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. The application form will be provided by Security Benefit. If Security Benefit does not receive a complete application, Security Benefit will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information to Security Benefit within five Valuation Dates after the Valuation Date on which Security Benefit first receives the initial purchase payment or if Security Benefit determines it cannot otherwise issue the Contract, Security Benefit will return the initial purchase payment to you unless you consent to Security Benefit retaining the purchase payment until the application is made complete.

   Security Benefit will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by Security Benefit at its Home Office. Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than 1 percent of any payment being allocated to any one Subaccount. The allocations must be whole percentages and must total 100 percent.

   You may change the purchase payment allocation instructions by submitting a proper written request to Security Benefit's Home Office. A proper change in allocation instructions will be effective upon receipt by Security Benefit at its Home Office and will continue in effect until you submit a change in instructions to the company. You may make changes in your purchase payment allocation by telephone provided the Telephone Transfer section of the application or an Authorization for Telephone Requests form is properly completed, signed, and filed at Security Benefit's Home Office. Changes in the allocation of future purchase payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value," page 10.

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity Start Date, you may transfer Contract Value among the Subaccounts upon proper written request to Security Benefit's Home Office. You may make transfers by telephone if the Telephone Transfer section of the application or an Authorization for Telephone Requests form has been properly completed, signed and filed at Security Benefit's Home Office.

   Security Benefit generally does not limit the frequency of transfers, although Security Benefit reserves the right at a future date to limit the number of transfers to 14 in a Contract Year. Security Benefit also reserves the right to limit the size and frequency of such transfers, and to discontinue telephone transfers.


CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount of the Separate Account as of any Valuation Date.


   On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- The Contract Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Contract Value, payment of purchase payments, partial withdrawals, and the charges assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Series of the Mutual Fund. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Series and any dividends or distributions declared by a Series. Any dividends or distributions from any Series of the Mutual Fund will be automatically reinvested in shares of the same Series, unless Security Benefit, on behalf of the Separate Account, elects otherwise.

   Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount as of the end of the Valuation Period in which the purchase payment is credited. In addition, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the affected Subaccount. The price of each Subaccount is determined on each Valuation Date. The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

   The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Series of the Mutual Fund, (2) any dividends or distributions paid by the corresponding Series, (3) the charges, if any, that may be assessed by Security Benefit for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by Security Benefit at its Home Office. A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

   The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper withdrawal request is received by Security Benefit at its Home Office, less any uncollected premium taxes.

   A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal will result in a payment by Security Benefit of the amount specified in the partial withdrawal request. Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable premium tax. If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $5,000, Security Benefit reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   Security Benefit will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts according to the Contractowner's instructions to Security Benefit.

   A full or partial withdrawal, including a systematic withdrawal, may be subject to a premium tax charge to reimburse Security Benefit for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge," page 13.

   A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10 percent penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 401(a), 403(b), 408 or 457 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" on page 15. The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters," page 16.

SYSTEMATIC WITHDRAWALS -- Security Benefit currently offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Systematic Withdrawal Request form to Security Benefit at its Home Office. This option may be elected at any time. A Contractowner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. A Contractowner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Contractowner may stop or modify systematic withdrawals upon proper written request received by Security Benefit at its Home Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.


   Each systematic withdrawal must be at least $100. Upon payment, the Contractowner's Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.


   Security Benefit will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated from the Contractowner's Contract Value in the Subaccounts as directed by the Contractowner.

   Security Benefit may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10 percent penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Federal Tax Matters," page 16.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Security Benefit will then deem void the returned Contract and will refund to you any purchase payments allocated to the Fixed Account plus the Contract Value in the Subaccounts as of the end of the Valuation Period during which the returned Contract is received by Security Benefit. Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value in those states and circumstances that require it to do so.

DEATH BENEFIT -- If the Owner dies prior to the Annuity Start Date, Security Benefit will pay the death benefit proceeds to the Designated Beneficiary upon receipt of due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be payable upon receipt of due proof of death of either Owner prior to the Annuity Start Date and instructions regarding payment.

   If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. Additionally, if the Owner is not a natural person, the amount of the death benefit will be based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options," page 14.

   The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies during the Accumulation Period and the age of each Owner was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of:

*  The guaranteed death benefit defined below.

* The Contract Value on the date due proof of death and instructions regarding payment are received by Security Benefit, less any uncollected premium tax.

   The Guaranteed Death Benefit is the sum of all Purchase Payments paid under the Contract reduced, as described below, for each partial withdrawal and reduced for any uncollected premium tax. The Guaranteed Death Benefit after each partial withdrawal is calculated according to the following formula:


                                        B
                                   A x --- = D
                                        C

where A is equal to the Guaranteed Death Benefit immediately prior to the partial withdrawal, B is equal to the Contract Value immediately after the partial withdrawal, and C is equal to the Contract Value immediately prior to the partial withdrawal.


   If an Owner dies during the Accumulation Period and the age of any Owner was 76 or greater on the date the Contract was issued, or if due proof of death (regardless of the age of any Owner on the date the Contract was issued) and instructions regarding payment are not received by Security Benefit at its Home Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the date due proof of death and instructions regarding payment are received by Security Benefit at its Home Office less any uncollected premium tax.

   The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as directed by the Owner or as elected by the Designated Beneficiary. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters," page 16 for a discussion of the tax consequences in the event of death.


   A death benefit is not available under a Group Contract.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with Non-Qualified Plans, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

   For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts issued in connection with Qualified Plans, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, Security Benefit will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE -- Security Benefit deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by Security Benefit under the Contracts. The charge under the Individual Contract is equal to an annual rate of .65 percent of each Subaccount's average daily net assets that fund the Individual Contract. This amount is intended to compensate Security Benefit for certain mortality and expense risks Security Benefit assumes in offering and administering the Contracts and in operating the Subaccounts.

   The mortality and expense risk charge under the Group Contracts is equal to an annual rate of .80 percent of each Subaccount's average daily net assets that fund the Group Contracts. This amount is intended to compensate Security Benefit for certain mortality and expense risks Security Benefit assumes in offering and administering the Group Contracts and in operating the Subaccounts.


   The expense risk is the risk that Security Benefit's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by Security Benefit is the risk that Annuitants, as a group, will live longer than Security Benefit's actuarial tables predict. In this event, Security Benefit guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. Security Benefit also assumes a mortality risk in connection with the death benefit under the Contract.


   Security Benefit may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but Security Benefit may realize a loss to the extent the charge is not sufficient. Security Benefit may use any profit derived from this charge for any lawful purpose, including distribution expenses.


PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and Security Benefit's status in a particular state. Security Benefit assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. Security Benefit currently deducts this charge upon the Annuity Start Date or upon full or partial withdrawal if a premium tax was incurred and is not refundable. Security Benefit reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by a governmental entity.


OTHER CHARGES -- Security Benefit may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by Security Benefit that are attributable to the Separate Account or the Subaccounts, or to the operations of Security Benefit with respect to the Contracts, or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

GUARANTEE OF CERTAIN CHARGES -- Security Benefit guarantees that the charge for mortality and expense risks will not exceed an annual rate of .65 percent under the Individual Contract and .80 percent under the Group Contracts.

MUTUAL FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Series of the Mutual Fund. Each Series' net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Series. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The SIM Growth Series and the SIM Conservative Growth Series of the Mutual Fund seek their respective objectives by investing primarily in shares of other publicly traded mutual funds. Therefore, Owners that direct Purchase Payments to those Series of the Mutual Fund will also indirectly bear a pro-rata portion of the fees and expenses of the mutual funds in which the SIM Growth or Conservative Growth Series invests. The advisory fees and other expenses, if any, which are more fully described in the Mutual Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD


GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the annuitant's 95th birthday. If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

   If you are a Participant under a Qualified Plan in connection with which a Group Contract is issued, you may elect to use an eligible rollover distribution (or with respect to a Section 457 Plan, any distribution) from the Plan to purchase an annuity contract from Security Benefit that offers the annuity options and rates set forth in the Contract. The Participant's purchase payment and application must be acceptable to Security Benefit under its rules and practices and the provisions of the Contract. On the Annuity Start Date, the proceeds under the Contract (or in the case of a Group Contract, the distribution from the Plan) will be applied to provide an annuity under one of the options described below. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts as of the Annuity Start Date, reduced by any applicable premium taxes.

   The Contract provides for four Annuity Options. Other Annuity Options may be available upon request at the discretion of Security Benefit. Annuity payments under Option 1 are based on annuity rates. The annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates are based upon an assumed interest rate of
3.5 percent, compounded annually. In the case of Options 2, 3 and 4 as described below, annuity rates are not used to calculate annuity payments. If no Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic option which shall be an annuity payable for a fixed period of 10 years under Option 2.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, Security Benefit reserves the right to change the frequency.

   You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by Security Benefit at its Home Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at Security Benefit's Home Office.


   Once annuity payments have commenced, an Annuitant or Owner cannot change the Annuity Option and cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof.

ANNUITY OPTIONS --

   OPTION 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 25 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than twenty-five years, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

   OPTION 2 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from five to twenty years, as elected, with the guarantee that, if, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

   OPTION 3 --PAYMENT OF A SPECIFIED AMOUNT. Periodic payments of the amount elected will be made until the amount applied and earnings thereon are exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

   OPTION 4 -- AGE RECALCULATION. Periodic annuity payments will be made based upon the Annuitant's life expectancy, or the joint life expectancies of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained age or adjusted age, if applicable) each year. The payments are computed by reference to actuarial tables prescribed by the Treasury Secretary, until the amount applied is exhausted. This option should be elected only under Contracts funding Qualified Plans.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity table in the Contract which is used to calculate the first variable annuity payment for Annuity Option 1 is based on an "assumed interest rate" of 3.5 percent. If the actual investment performance of the Subaccount selected is such that the net investment return is 3.5 percent per annum, payments under Option 1 will remain constant. If the net investment return exceeds 3.5 percent, the payments will increase and if the return is less than 3.5 percent, the payments will decline. Use of a higher assumed interest rate would mean a higher initial payment but a more slowly rising series of subsequent payments in a rising market (or a more rapidly falling series of subsequent payments in a declining market). A lower assumption would have the opposite effect.


SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax advisers. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under Qualified Plans, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. For Non-Qualified Plans, SBL does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday.


MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in any later change shown in Security Benefit's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or Security Benefit allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-Natural Persons." See "Federal Tax Matters," page 16.

   JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in Security Benefit's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner during the Accumulation Period. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by Security Benefit and received by Security Benefit at its Home Office. The change will not be binding on Security Benefit until it is received and recorded at its Home Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by Security Benefit before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

   Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary.


DIVIDENDS -- The Contract may share in the surplus earnings of Security Benefit. However, the current dividend scale is zero and Security Benefit does not anticipate that dividends will be paid. Certain states will not permit the Contract to be issued as a dividend-paying policy.

PAYMENTS FROM THE SEPARATE ACCOUNT -- Security Benefit will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts on the Valuation Date a proper request is received at Security Benefit's Home Office. However, Security Benefit can postpone the calculation or payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

* During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

* During which trading on the New York Stock Exchange is restricted as determined by the SEC,

* During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

* For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- Security Benefit may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by Security Benefit under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10 percent penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties," page 22.

   Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) separates from service, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, or paying certain tuition expenses, that may ONLY be met by the distribution.

   If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters," below.


FEDERAL TAX MATTERS

INTRODUCTION -- The Individual Contract described in this Prospectus is designed for use by individuals as a non-tax qualified retirement plan and as an individual retirement annuity under Section 408 of the Internal Revenue Code ("Code"). The Group Contract described in this Prospectus is designed for use in connection with a Qualified Plan under Section 401, 403(b) or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon Security Benefit's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT --

   GENERAL. Security Benefit intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of Security Benefit, Security Benefit will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

   CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by Security Benefit that are attributable to the Separate Account, the Subaccounts or to the operations of Security Benefit with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. Security Benefit will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for Security Benefit's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of Security Benefit or of income and expenses under the Contracts is ultimately determined to be other than what Security Benefit currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in Security Benefit's tax status.

   Under current laws, Security Benefit may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, Security Benefit reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

   DIVERSIFICATION STANDARDS. Each Series of the Mutual Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55 percent of the total assets of a Series may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For purposes of
Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Series, intends to comply with the diversification requirements of Section 817(h).


   In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Contractowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.


   The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Contractowner has additional flexibility in allocating purchase payments and Contract Values. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, Security Benefit does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Security Benefit therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Series will be able to operate as currently described in the Prospectus, or that the Mutual Fund will not have to change any Series' investment objective or investment policies.


INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" on page 18 and "Diversification Standards" above. Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies Security Benefit of that election.


   SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

   SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

   For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

   PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10 percent of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item
(iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

   DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.


   Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.


   GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10 percent penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

   CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such contracts.

   In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10 percent penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.


   POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities, and President Clinton's fiscal-year 1999 Budget proposal includes a provision that, if adopted, would impose new taxation on owners of variable annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).


   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS -- The Group Contract may be used with Qualified Plans that meet the requirements of Section 401, 403(b), or 457 of the Code and the Individual Contract may be used with Qualified Plans that meet the requirements of Section 408 of the Code. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, Security Benefit may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, a Contractowner's Beneficiary designation or elected payment option may not be enforceable.

   The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into Security Benefit's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

   The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION 401. Code Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing and 401(k) plans) for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees and therefore eligible to participate in such plans. Retirement plans established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

   In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting; (ii) not discriminate in favor of "highly compensated" employees;
(iii) provide  contributions or benefits that do not exceed certain limitations;
(iv) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (v) provide for distributions that comply with certain minimum distribution requirements; (vi) provide for certain spousal survivor benefits; and (vii) comply with numerous other qualification requirements.

   A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

   Each employee's interest in a retirement plan qualified under Code Section 401 must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed within five years of the employee's death. However, the five-year rule will be deemed satisfied, if distributions begin before the close of the calendar year following the year of the employee's death to a designated beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2.

   If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.


   Annuity  payments  distributed  from a retirement  plan qualified  under Code
Section 401 are taxable under Section 72 of the Code. Section 72 provides that the portion of each payment attributable to contributions that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment. The portion so excluded is determined by dividing the employee's investment in the plan by (1) the number of anticipated payments determined under a table set forth in Section 72 of the Code or (2) in the case of a contract calling for installment payments, the number of monthly annuity payments under such contract. The portion of each payment in excess of the exclusion amount is taxable as ordinary income. Once the employee's investment has been recovered, the full annuity payment will be taxable. If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction on his final return. If the employee made no contributions that were taxable when made, the full amount of each annuity payment is taxable to him as ordinary income.


   A "lump-sum" distribution from a retirement plan qualified under Code Section 401 is eligible for favorable tax treatment. A "lump-sum" distribution means the distribution within one taxable year of the balance to the credit of the employee which becomes payable: (i) on account of the employee's death, (ii) after the employee attains age 59 1/2, (iii) on account of the employee's termination of employment (in the case of a common law employee only) or (iv) after the employee has become disabled (in the case of a self-employed person only).

   As a general rule, a lump-sum distribution is fully taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free. However, special five-year averaging may be available, provided the employee has reached age 59 1/2 and has not previously elected to use income averaging. (Special five-year averaging has been repealed for distributions after 1999.) Special ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

   Distributions from a retirement plan qualified under Code Section 401 may be eligible for a tax-free rollover to either another qualified retirement plan or to an individual retirement account or annuity (IRA). See "Rollovers" on page 21.

   SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements.
Section 403(b) annuities are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code. See "Section 401" on page 19.

   A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. Numerous limitations apply to the amount of contributions that may be made to a Section 403(b) annuity contract. The applicable limit will depend upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) terminates employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

   Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to either another Section 403(b) annuity contract or to an individual retirement account or annuity (IRA). See "Rollovers" page 21.


   SECTION 408. INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities. The Contract may be purchased as an IRA.

   IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed $2,000 (except in the case of a rollover contribution). Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits.


   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.


   In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code; however, the required beginning date for traditional IRAs is generally the date that the Contractowner reaches age 70 1/2--the Contractowner's retirement date, if any, will not affect his or her required beginning date. See "Section 401" on page 19. Distributions from IRAs are generally taxed under Code
Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions from a traditional IRA may be eligible for a tax-free rollover to another traditional IRA. In certain cases, a distribution from a traditional IRA may be eligible to be rolled over to a retirement plan qualified under Code
Section 401(a) or a Section 403(b) annuity contract. See "Rollovers" on page 21.

   SECTION 457. Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes if those employees are participants in an eligible deferred compensation plan. A Section 457 plan may permit the purchase of Contracts to provide benefits thereunder.


   Although a participant under a Section 457 plan may be permitted to direct or choose methods of investment in the case of a tax-exempt employer sponsor, all amounts deferred under the plan, and any income thereon, remain solely the property of the employer and subject to the claims of its general creditors, until paid to the participant. The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or custodial account or an annuity contract) for the exclusive benefit of plan participants, who will be responsible for taxes upon distribution. A Section 457 plan must not permit the distribution of a participant's benefits until the participant attains age 70 1/2, terminates employment or incurs an "unforeseeable emergency."

   Section 457 plans are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code. See "Section 401" on page 19. Since under a Section 457 plan, contributions are generally excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made. Distributions from a Section 457 plan are not eligible for tax-free rollovers.

   ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one Qualified Plan to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any portion of the balance to the credit of an employee in a Section 401 plan or Section 403(b) plan is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution will not qualify as an eligible rollover distribution. A rollover must be completed within 60 days after receipt of the distribution.

   In the case of a Section 401 plan, an "eligible retirement plan" will be another retirement plan qualified under Code Section 401 or an individual retirement account or annuity under Code Section 408. With respect to a Section 403(b) plan, an "eligible retirement plan" will be another Section 403(b) plan or an individual retirement account or annuity described in Code Section 408.

   A Section 401 plan and a Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

   The owner of an IRA may make a tax-free rollover of any portion of the IRA. The rollover must be completed within 60 days of the distribution and generally may only be made to another IRA. However, an individual may receive a distribution from his or her IRA and within 60 days roll it over into a retirement plan qualified under Code Section 401(a) if all of the funds in the IRA are attributable to a rollover from a Section 401(a) plan. Similarly, a distribution from an IRA may be rolled over to a Section 403(b) plan only if all of the funds in the IRA are attributable to a rollover from a Section 403(b) annuity.

   TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10 percent of the taxable portion of the distribution. The 10 percent penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

   The exception to the 10 percent penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10 percent penalty tax to pay health insurance premiums in certain cases. In addition, the 10 percent penalty tax is generally not applicable to distributions from a Section 457 plan. Starting January 1, 1998, there are two additional exceptions to the 10 percent penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

   MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50 percent tax on the amount that was not properly distributed.

   EXCESS DISTRIBUTION/ACCUMULATION TAX. The penalty tax of 15 percent which was imposed (in addition to any ordinary income tax) on large plan distributions and the "excess retirement accumulations" of an individual has been repealed, effective January 1, 1997.

   WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

   Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRA and
Section 457 plans) are generally subject to mandatory 20 percent income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION


VOTING OF MUTUAL FUND SHARES -- Security Benefit is the legal owner of the shares of the Mutual Fund held by the Subaccounts. Security Benefit will exercise voting rights attributable to the shares of each Series of the Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Fund on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, Security Benefit will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result Security Benefit determines that it is permitted to vote the shares of the Mutual Fund in its own right, it may elect to do so.

   The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Series as to which voting instructions may be given to Security Benefit is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Series as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Mutual Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC, Security Benefit reserves the right to determine in a different fashion the voting rights attributable to the shares of the Mutual Fund. Voting instructions may be cast in person or by proxy.

   Voting rights attributable to your Contract Value in a Subaccount for which no timely voting instructions are received will be voted by Security Benefit in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount. Security Benefit will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Contractowners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount. Security Benefit generally will exercise voting rights attributable to shares of the Series of the Mutual Fund held in its General Account, if any, in the same proportion as votes cast with respect to shares of the Series of the Fund held by the Separate Account and other separate accounts of Security Benefit, in the aggregate.

SUBSTITUTION OF INVESTMENTS -- Security Benefit reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Series of the Mutual Fund should no longer be available for investment, or if Security Benefit management believes further investment in shares of any or all of the Series of the Mutual Fund should become inappropriate in view of the purposes of the Contract, Security Benefit may substitute shares of another Series of the Mutual Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Security Benefit may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.


   In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.


   Security Benefit also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Series of the Mutual Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. Security Benefit may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. Security Benefit may also eliminate or combine one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.


   Subject to compliance with applicable law, Security Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.


   In the event of any such substitution or change, Security Benefit may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If Security Benefit believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law, Security Benefit also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- Security Benefit reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. Security Benefit also reserves the right to limit the amount and frequency of subsequent purchase payments.


REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. Security Benefit will also send confirmations upon purchase payments, transfers and full and partial withdrawals. Security Benefit may confirm certain transactions on a quarterly basis. These transactions include systematic withdrawals and annuity payments.

   You will also receive an annual and semiannual report containing financial statements for the Mutual Fund, which will include a list of the portfolio securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE TRANSFER PRIVILEGES -- You may request a transfer of Contract Value by telephone if the Telephone Transfer section of the application or an Authorization for Telephone Requests form ("Telephone Authorization") has been completed, signed, and filed at Security Benefit's Home Office. Security Benefit has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. Security Benefit's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. Security Benefit reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing telephone transfers, you authorize Security Benefit to accept and act upon telephonic instructions for transfers involving your Contract. You agree that neither Security Benefit, any of its affiliates, nor SBL Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that Security Benefit effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. Security Benefit may discontinue, modify, or suspend the telephone transfer privilege at any time.


LEGAL PROCEEDINGS -- There are no legal proceedings pending to which the Separate Account is a party, or which would materially affect the Separate Account.


LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel, Security Benefit, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, Security Benefit's authority to issue the Contracts under Kansas law, and the validity of the forms of the Contracts under Kansas law.


PERFORMANCE INFORMATION

   Performance information for the Subaccounts, including the yield of the Subaccounts, and the total return of the Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

   Quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the applicable mortality and expense risk charge and may simultaneously be shown for other periods.

   Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donaghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the Morgan Stanley Capital International's EAFE Index or other indices measuring performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general or representative of a particular type of security: (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Series in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

   Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and (iii) Security Benefit's rating or a rating of Security Benefit's claim-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- Consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998, are contained in the Statement of Additional Information. Financial statements for the Separate Account are not yet available as no Contracts were issued prior to December 31, 1998.


STATEMENT OF ADDITIONAL INFORMATION


   The Statement of Additional Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries. The Table of Contents of the Statement of Additional Information is set forth below:


TABLE OF CONTENTS --

                                                                            Page


GENERAL INFORMATION AND HISTORY............................................   1
   Safekeeping of Assets...................................................   1
DISTRIBUTION OF THE CONTRACT...............................................   1
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS......   1
   Section 401.............................................................   1
   Section 403(b)..........................................................   1
   Section 408.............................................................   2
   Section 457.............................................................   2
EXPERTS....................................................................   3
PERFORMANCE INFORMATION....................................................   3
FINANCIAL STATEMENTS.......................................................   6

                              PCG VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 1999


        INDIVIDUAL AND GROUP FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE
                                ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                             700 SW HARRISON STREET
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the PCG Variable Annuity dated May 1, 1999, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from Security Benefit by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

                                TABLE OF CONTENTS

                                                                            Page


GENERAL INFORMATION AND HISTORY..........................................     3
  Safekeeping of Assets..................................................     3

DISTRIBUTION OF THE CONTRACT.............................................     3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS....     3
  Section 401............................................................     3
  Section 403(b).........................................................     3
  Section 408............................................................     3
  Section 457............................................................     4

EXPERTS..................................................................     4

PERFORMANCE INFORMATION..................................................     4

FINANCIAL STATEMENTS.....................................................     5

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("Security Benefit"), and the Variable Annuity Account X (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- Security Benefit is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Series of the Mutual Fund in non-certificated form, are held separate and apart from the assets of the Security Benefit's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

Security Distributors, Inc. ("SDI") is Principal Underwriter of the Contract. SDI is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The offering of the Contracts is continuous.

Subject to arrangements with Security Benefit, the Contract is sold by independent broker/dealers who are members of the NASD and who become licensed to sell variable annuities for SBL, and by certain financial institutions. SDI acts as principal underwriter on behalf of Security Benefit for the distribution of the Contract. SDI is not compensated under its Distribution Agreement with Security Benefit.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION 401 -- The applicable annual limits on purchase payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total purchase payments on behalf of a participant to all defined contribution plans maintained by an employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $30,000, or (b) 25% of the participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for an individual who participates in a defined contribution plan and a defined benefit plan maintained by the same employer. Rollover contributions are not subject to the annual limitations described above.

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g), 403(b)(2), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee's salary reduction contributions to a 403(b) annuity to $10,000 a year. The $10,000 limit will be reduced by salary reduction contributions to other types of retirement plans. An employee with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the $10,000 limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section 403(b)(2) provides an overall limit on employer and employee salary reduction contributions that may be made to a 403(b) annuity. Section 403(b)(2) generally provides that the maximum amount of contributions an employee may exclude from his or her gross income in any taxable year is equal to the excess, if any, of:

    (i) the amount determined by multiplying 20% of the employee's includable compensation by the number of his or her years of service with the employer, over

   (ii) the total amount contributed to retirement plans sponsored by the employer, that were excludable from his or her gross income in prior years.

Section 415(c) also provides an overall limit on the amount of employer and employee salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (i) $30,000, or (ii) 25% of the employee's annual compensation.

SECTION 408 -- Premiums (other than rollover contributions) paid under a Contract used in connection with an individual retirement annuity (IRA) that is described in Section 408 of the Internal Revenue Code are subject to the limits on contributions to IRA's under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of $2,000 per year or the
Owner's annual  compensation.  Spousal IRAs allow an owner and his or her spouse to contribute up to $2,000 to their respective IRAs so long as a joint tax return is filed and joint income is $4,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of $2,000 or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $2,000 or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to an IRA depends on the gross income of the Owner and his or her spouse for the year and whether either participate in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 15% of the compensation of the participant in the Plan, or (b) $30,000. Salary reduction contributions, if any, are subject to additional annual limits.

SECTION 457 -- Contributions on behalf of an employee to a Section 457 plan generally are limited to the lesser of (i) $8,000 or (ii) 33 1/3% of the employee's includable compensation. The $8,000 limit is indexed for inflation (in $500 increments) for tax years beginning after December 31, 1996; thus the dollar limit is adjusted only when the sum of the inflation adjustment equals or exceeds $500. If the employee participates in more than one Section 457 plan, the $8,000 limit applies to contributions to all such programs. The $8,000 limit is reduced by the amount of any salary reduction contribution the employee makes to a 403(b) annuity, an IRA or a retirement plan qualified under Section 401. The Section 457 limit may be increased during the last three years ending before the employee reaches his or her normal retirement age. In each of these last three years, the plan may permit a "catch-up" amount in addition to the regular amount to be deferred. The maximum combined amount which may be deferred in each of these three years is $15,000 reduced by any amount excluded from the employee's income for the taxable year as a contribution to another plan.

EXPERTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 1998, and 1997 and for each of the three years in the period ended December 31, 1998, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing on page 5 herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. Financial statements for the Separate Account are not yet available as no contracts were issued prior to fiscal year-end December 31, 1998.


PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Subaccounts will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b + 1)^6 - 1]
                                      ---
                                      cd

where a = net  investment   income  earned  during  the  period  by  the  Series
          attributable to shares owned by the Subaccount,

      b = expenses accrued for the period (net of any reimbursements),

      c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

      d = the maximum offering price per Accumulation Unit on the last day of the period.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may simultaneously be shown for other periods and may include total return for periods beginning prior to availability of the Contract. Such total return figures are based upon the performance of the respective Series of the Mutual Fund, adjusted to reflect the charges imposed under the Contract.

Average annual total return figures reflect the deduction of the applicable mortality and expense risk charge.

Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the separate account (on an annual basis).

Performance  information  for a  Subaccount  may be  compared,  in  reports  and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the Morgan Stanley Capital International's EAFE Index or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general or representative of a particular type of security; (ii) other variable annuity separate accounts, insurance products funds, or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by The Variable Annuity Research and Data Service ("VARDS"), an independent service which monitors and ranks the performance of variable annuity issues by investment objectives on an industry-wide basis or tracked by other services, companies, publications or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Series of the Mutual Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional  literature may also contain other information including
(i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts, insurance products funds, or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of a tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

FINANCIAL STATEMENTS


Security Benefit Life Insurance Company and Subsidiaries' consolidated balance sheets as of December 31, 1998, and 1997, and the related consolidated statements of income, changes in equity, and cash flows for each of the three years in the period ended December 31, 1998, are set forth starting on page 6.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) Financial Statements

             The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998 are incorporated by reference to the financial statements filed with the T. Rowe Price Variable Annuity Account's Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940 to Registration Statement No. 33-83238 (April 23, 1999).

         (b) Exhibits

             (1) Certified  Resolution  of the Board of  Directors  of  Security
                 Benefit   Life   Insurance    Company    ("SBL")    authorizing
                 establishment of the Separate Account(a)

             (2) Not Applicable

             (3) (a) Service Facilities  Agreement(a)
                 (b) Variable Annuity Sales Agreement(b)
                 (c) Marketing Organization Agreement(b)

             (4) (a) Individual Contract (Form V6026 7-98)(b)
                 (b) Individual Contract - Unisex (V6026 7-98u)(b)
                 (c) Group Contract (GV 6026 7-98)(b)
                 (d) Individual Retirement Annuity Endorsement (V6842A 1-97)(b)

             (5) Form of Application (V7584 7-98)(b)

             (6) (a) Composite of Articles of Incorporation of SBL(b)
                 (b) Bylaws of SBL(b)

             (7) Automatic Reinsurance Agreement

             (8) Not Applicable

             (9) Opinion of Counsel

            (10) Consent of Independent Auditors

            (11) Not Applicable

            (12) Not Applicable

            (13) Not Applicable

            (14) Not Applicable

            (15) Powers of Attorney of Howard R.  Fricke,  Thomas R.  Clevenger,
                 Sister Loretto Marie Colwell, John C. Dicus, Steven J. Douglass, John E. Hayes, Jr., Laird G. Noller, Frank C.Sabatini and Robert C. Wheeler

(a)  Incorporated   herein  by  reference   to  the  exhibits   filed  with  the
     Registrant's Initial Registration Statement No. 333-52491 (May 12, 1998).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Post-Effective Amendment No. 1 under the Investment Company Act of 1940, file No. 333-52491 (August 18, 1998).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         NAME AND PRINCIPAL
          BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR

          Howard R. Fricke*                Chairman of the Board, Chief
                                           Executive Officer and Director


          Thomas R. Clevenger              Director
          P.O. Box 8514
          Wichita, Kansas 67208

          Sister Loretto Marie Colwell     Director
          1700 SW 7th Street
          Topeka, Kansas 66044

          John C. Dicus                    Director
          700 Kansas Avenue
          Topeka, Kansas 66603

          Steven J. Douglass               Director
          3231 E. 6th Street
          Topeka, Kansas 66607

          William W. Hanna                 Director
          P.O. Box 2256
          Wichita, KS 67201

          John E. Hayes, Jr.               Director
          200 Gulf Blvd.
          Belleair Shore, FL 33786

          Laird G. Noller                  Director
          2245 Topeka Avenue
          Topeka, Kansas 66611

          Frank C. Sabatini                Director
          120 SW 6th Street
          Topeka, Kansas 66603

          Robert C. Wheeler                Director
          P.O. Box 148
          Topeka, Kansas 66601

          Donald J. Schepker*              Senior Vice President, Chief
                                           Financial Officer and Treasurer

          Kris A. Robbins*                 President and Chief Operating Officer

          Roger K. Viola*                  Senior Vice President, General
                                           Counsel and Secretary

          Malcolm E. Robinson*             Senior Vice President and Assistant
                                           to the Chairman and CEO

          Richard K Ryan*                  Senior Vice President

          John D. Cleland*                 Senior Vice President

          Terry A. Milberger*              Senior Vice President

          Venette K. Davis*                Senior Vice President

          J. Craig Anderson*               Senior Vice President

          Gregory Garvin*                  Senior Vice President

          Amy J. Lee*                      Associate General Counsel and
                                           Vice President

          James R. Schmank*                Senior Vice President

          Tom Swank*                       Vice President and Chief Investment
                                           Officer

          *Located at 700 Harrison Street, Topeka, Kansas 66636.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          The Depositor, Security Benefit Life Insurance Company ("SBL"), is controlled by Security Benefit Corp. through the ownership of 700,000 of SBL's 700,010 issued and outstanding shares of common stock. One share each of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance with the requirements of Kansas law. Security Benefit Corp. is wholly-owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. No one person holds more than approximately 0.0004% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

          The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account X or SBL:

                                                               PERCENT OF VOTING
                                            JURISDICTION OF     SECURITIES OWNED
                NAME                         INCORPORATION          BY SBMHC

            Security Benefit Mutual
              Holding Company (Holding                            (directly or
              Company)                           Kansas           indirectly)
            Security Benefit Corp.
              (Holding Company)                  Kansas              100%
            Security Benefit Life Insurance
              Company (Stock Life
              Insurance Company)                 Kansas              100%
            Security Benefit Group, Inc.
              (Holding Company)                  Kansas              100%
            Security Management Company, LLC
              (Mutual Funds Management
              Company)                           Kansas              100%
            Security Distributors, Inc.
              (Broker/Dealer, Principal
              Underwriter of Mutual Funds)       Kansas              100%
            First Advantage Insurance
              Agency, Inc. (Insurance Agency)    Kansas              100%
            Security Benefit Academy, Inc.
              (Daycare Company)                  Kansas              100%
            Creative Impressions, Inc.
              (Advertising Agency)               Kansas              100%
            First Security Benefit Life
              Insurance and Annuity
              Company of New York               New York             100%


           SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, and Variflex, SBL Variable Annuity Account VIII (Variflex LS and Variflex Signature), SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, Parkstone Variable Annuity Separate Account and T. Rowe Price Variable Annuity Account.

           Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. The approximate percentage of ownership by the separate accounts for each company is as follows:

                    Security Ultra Fund                  32.0%
                    Security Growth and Income Fund      39.4%
                    SBL Fund                              100%

ITEM 27.   NUMBER OF CONTRACT OWNERS

           As of April 1, 1999, there were 0 owners of SBL Variable Annuity Account X Contracts.

ITEM 28.   INDEMNIFICATION

           The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

           The Articles of Incorporation include the following provision:

                    (a) No  director of the  corporation  shall be liable to the corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, PROVIDED that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                    (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

           Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITER

           (a) Security Distributors, Inc. ("SDI") a subsidiary of SBL, acts as distributor of the SBL Variable Annuity Account X contracts. SDI receives no compensation for its distribution function. SDI performs similar functions for SBL Variable Annuity Accounts I, III and IV, Variflex Separate Account (Variflex and Variflex ES), Variable Annuity Account VIII (Variflex LS and Variflex Signature), SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Growth and Income Fund, Security Municipal Bond Fund and Security Ultra Fund.

           (b) NAME AND PRINCIPAL                   POSITION AND OFFICES
                BUSINESS ADDRESS*                     WITH UNDERWRITER
               ------------------                   ------------------
               Richard K Ryan                       President and Director
               John D. Cleland                      Vice President and Director
               James R. Schmank                     Vice President and Director
               Mark E. Young                        Vice President and Director
               Amy J. Lee                           Secretary
               Brenda M. Harwood                    Treasurer and Director
               William G. Mancuso                   Regional Vice President

               *700 Harrison, Topeka, Kansas 66636-0001

           (c) Not applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

           All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--700 Harrison Street, Topeka, Kansas 66636-0001.

ITEM 31.   MANAGEMENT SERVICES

           All management contracts are discussed in Part A or Part B.

ITEM 32.   UNDERTAKINGS

           (a) Registrant   undertakes  that  it  will  file  a   post-effective
               amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

           (b) Registrant undertakes that it will provide, as a part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

           (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

           (e) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account X, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1998), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

           (f) Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 23rd day of April, 1999.

SIGNATURES AND TITLES

Howard R. Fricke                     SECURITY BENEFIT LIFE INSURANCE COMPANY
Director, Chairman of                (The Depositor)
the Board and Chief
Executive Officer
                                     By: ROGER K. VIOLA
Thomas R. Clevenger                      ---------------------------------------
Director                                 Roger K. Viola, Senior Vice President,
                                         General Counsel and Secretary as
Sister Loretto Marie Colwell             Attorney-In-Fact for the Officers
Director                                 and Directors Whose Names Appear
                                         Opposite
John C. Dicus
Director                             SBL VARIFLEX VARIABLE ANNUITY ACCOUNT X

Steven J. Douglass                   By: SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                                 (The Depositor)

William W. Hanna
Director                             By: HOWARD R. FRICKE
                                         ---------------------------------------
John E. Hayes, Jr.                       Howard R. Fricke, Chairman of the
Director                                 Board and Chief Executive Officer

Laird G. Noller                      By: DONALD J. SCHEPKER
Director                                 ---------------------------------------
                                         Donald J. Schepker, Senior Vice
Frank C. Sabatini                        President, Chief Financial Officer
Director                                 and Treasurer

Robert C. Wheeler                    (ATTEST): ROGER K. VIOLA
Director                                       ---------------------------------
                                               Roger K. Viola, Senior Vice
                                               President, General Counsel
                                               and Secretary

                                     Date:  April 23, 1999

                                  EXHIBIT INDEX

 (1) None

 (2) None

 (3) (a) None

 (4) None

 (5) None

 (6) None

 (7) Automatic Reinsurance Agreement

 (8) None

 (9) Opinion of Counsel

(10) Consent of Independent Auditors

(11) None

(12) None

(13) None

(14) None

(15) Powers of Attorney